Supplemental disclosure of cash flow information (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Acquired on deferred payment terms	$ 0.5